Document And Entity Information	9 Months Ended
Sep. 30, 2015 shares
Document Information [Line Items]
Entity Registrant Name	Ardmore Shipping Corp
Entity Central Index Key	0001577437
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	0
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q3
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2015
Trading Symbol	ASC